Financial Instruments and Fair Value Measurements - Consolidated Balance Sheets (Details2) (USD $) In Thousands		6 Months Ended			6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011 Derivative Financial Instruments, Assets [Member] Balance Sheet Location [Member]	Jun. 30, 2011 Derivative Financial Instruments, Assets [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Derivative Financial Instruments, Assets [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2011 Derivative Financial Instruments, Liabilities [Member] Balance Sheet Location [Member]	Jun. 30, 2011 Derivative Financial Instruments, Liabilities [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Derivative Financial Instruments, Liabilities [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate swaps assets			$ 0	$ 0
Interest Rate Swap Asset		Financial instruments			Financial instruments non current liabilities
Interest rate swaps liabilities	207,929					0	36,523
Interest Rate Swap Liability		Financial instruments			Financial instruments non current liabilities
Total derivatives designated as hedging instruments assets			0	0
Total derivatives designated as hedging instruments liabilities						0	36,523
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps current assets			0	0
Interest rate swaps assets location		Financial instruments-current assets
Interest rate swaps current liabilities						63,837	71,640
Interest rate swaps liabilities location					Financial instruments-current liabilities
Interest rate swaps non current assets			0	0
Interest Rate Swaps Asset (Not Designated)		Financial instruments-non current assets			Financial instruments-non current liabilities
Interest rate swaps non current liabilities						144,092	122,853
Interest Rate Swaps Liability (Not Designated)		Financial instruments-non current assets			Financial instruments-non current liabilities
Forward freight agreements assets			185	0
Forward freight agreements assets location		Financial instruments-current assets			Financial instruments current liabilities
Forward freight agreements liabilities						0	1,063
Forward freight agreements liabilities location		Financial instruments-current assets			Financial instruments current liabilities
Foreign currency forward contracts assets			1,091	1,538
Foreign Currency Forward Contracts Asset		Financial instruments-current assets			Financial instruments current liabilities
Foreign currency forward contracts liabilities						0	0
Foreign Currency Forward Contracts Liability		Financial instruments-current assets			Financial instruments current liabilities
Total derivatives not designated as hedging instruments assets			1,276	1,538
Total derivatives not designated as hedging instruments liabilities						207,929	195,556
Total derivatives assets			1,276	1,538
Total derivatives liabilities						$ 207,929	$ 232,079